Subsequent Events (Details) ¥ / shares in Units, ¥ in Thousands	Sep. 24, 2026 CNY (¥) ¥ / shares shares	Sep. 09, 2026 CNY (¥) ¥ / shares shares	Dec. 22, 2025 CNY (¥)	Jan. 02, 2025 CNY (¥)	Sep. 24, 2026 $ / shares shares
Subsequent Events [Line Items]
Total consideration | ¥			¥ 2,000	¥ 1,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of warrant exercisable	50.00%				50.00%
Percentage of per share purchase price	200.00%				200.00%
Percentage of per share purchase price remaining	50.00%				50.00%
Percentage of per share purchase price exercisable	250.00%
Gross proceeds | ¥	¥ 135,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate of ordinary shares	45,000,000				45,000,000
Warrant to purchase	90,000,000				90,000,000
Aggregate price per share | (per share)	¥ 3				$ 0.002
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Total consideration | ¥		¥ 20,000
Percentage of issued and outstanding ordinary shares		63.37%
Aggregate voting power, percentage		99.43%
Issuance of ordinary shares		10,250,000
Subscribe ordinary shares		10,000,000
Subscribe ordinary shares price per share | ¥ / shares		¥ 0.002